Property, plant and equipment - Schedule Of Plant Property Equipment (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		$ 1,223,982
Ending Balance		1,606,339		$ 1,223,982
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		2,415
Ending Balance		10,494		2,415
Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		12,236
Ending Balance		27,935		12,236
Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		392,668
Disposals		(1,654)		(882)
Ending Balance		445,217		392,668
Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		697,622
Ending Balance		926,787		697,622
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		91,245
Ending Balance		153,948		91,245
Materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		27,796
Ending Balance		41,958		27,796
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,765,810		1,362,433
Additions		540,020		354,219
Disposals		(3,292)		(1,769)
Incorporation for the acquisition of AFBN assets		68,743		69,693
Assets disposals	[1]			(18,766)
Ending Balance		2,371,281		1,765,810
Cost [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		2,709		2,456
Additions		8,550		253
Disposals		(465)
Ending Balance		10,794		2,709
Cost [member] | Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		23,070		21,831
Additions		285		106
Transfers		20,171		2,111
Disposals		(4)		(665)
Assets disposals	[1]			(313)
Ending Balance		43,522		23,070
Cost [member] | Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		446,291		353,076
Additions				30,076	[2]
Disposals	[3]	(1,870)		(997)
Incorporation for the acquisition of AFBN assets		68,743	[4]	69,693	[5]
Assets disposals	[1]			(5,557)
Ending Balance		513,164		446,291
Cost [member] | Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,174,699		876,663
Additions	[6]			7,343
Transfers		433,909		296,624
Disposals	[7]	(713)
Incorporation for the acquisition of AFBN assets
Assets disposals	[1]			(5,931)
Ending Balance		1,607,895		1,174,699
Cost [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		91,245		79,556
Additions		433,942		287,815
Transfers		(371,239)		(269,161)
Assets disposals	[1]			(6,965)
Ending Balance		153,948		91,245
Cost [member] | Materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		27,796		28,851
Additions		97,243		28,626
Transfers		(82,841)		(29,574)
Disposals		(240)		(107)
Ending Balance		41,958		27,796
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(541,828)		(360,175)
Disposals		230		640
Depreciation and depletion charge		(223,344)		(184,149)
Assets disposals	[1]			1,856
Ending Balance		(764,942)		(541,828)
Accumulated depreciation and impairment [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(294)		(276)
Disposals		11
Depreciation and depletion charge		(17)		(18)
Ending Balance		(300)		(294)
Accumulated depreciation and impairment [member] | Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(10,834)		(7,466)
Disposals		3		525
Depreciation and depletion charge		(4,756)		(3,915)
Assets disposals	[1]			22
Ending Balance		(15,587)		(10,834)
Accumulated depreciation and impairment [member] | Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(53,623)		(33,373)
Disposals	[3]	216		115
Depreciation and depletion charge		(14,540)		(20,579)
Assets disposals	[1]			214
Ending Balance		(67,947)		(53,623)
Accumulated depreciation and impairment [member] | Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(477,077)		(319,060)
Depreciation and depletion charge		(204,031)		(159,637)
Assets disposals	[1]			1,620
Ending Balance		$ (681,108)		$ (477,077)

[1]	Including 11,784 of net disposal for the transfer of working interest in CASO (see Note 29.3.4); and 5,126 related to the transfer of Mexico’s exploration assets that did not generate cash flows (see Note 29.3.11).
[2]	Related to transferred of “Exploration rights” of operated area
CS-01
in Mexico from “Other intangible assets” (see Notes 14 and 29.3.11). This transaction did not generate cash flows, or significant depreciation charges for the year ended December 31, 2021.
[3]	Related to the “farmout agreement I” (see Note 29.3.2.1).
[4]	See Note 1.2.1.
[5]	These additions did not generate cash flows (see Note 29.3.10).
[6]	Including 2,112 related to the re-estimation of well plugging and abandonment (see Note 22.1). This transaction did not generate cash flows.
[7]	Related to the re-estimation of well plugging and abandonment (see Note 22.1). This transaction did not generate cash flows.